Balance Sheet Detail - Intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Net Carrying Value	$ 139	$ 223	$ 334
Estimated aggregate amortization expense to be recognized in future
Remainder of 2017	100
2018	$ 100	$ 100
Patent license
Intangible assets
Life	7 years	7 years	7 years
Gross Carrying Amount	$ 780	$ 780	$ 780
Accumulated Amortization	641	557	446
Net Carrying Value	$ 139	$ 223	$ 334